Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of intangible assets

					Impairment	Effects of
	Balance at 1				expenses/	movements in	Balance at 31
Cost	January 2025	Additions	Disposals	Transfers	(reversals)	exchange rates	December 2025
Telecommunication licenses	129,024,942	239,593	(32)	—	—	(43,206)	129,221,297
Computer software	211,255,967	15,961,770	(214,970)	561,008	—	2,051,117	229,614,892
Transmission line software	2,013,857	3,132	—	—	—	12,033	2,029,022
Indefeasible right of usage	2,064,237	10,284	—	—	—	1	2,074,522
Brand name	15,897	—	—	—	—	738	16,635
Customer base	65,029	—	—	—	—	(4,709)	60,320
Goodwill	770,907	—	—	—	—	—	770,907
Subscriber acquisition cost	82,886,223	10,740,077	—	—	—	756,434	94,382,734
Electricity production license	1,140,206	—	—	1,140,203	—	(269,104)	2,011,305
Others	2,766,364	401,502	(10,329)	(1,140,203)	—	251,711	2,269,045
Construction in progress	476,472	452,058	—	(551,339)	—	1,787	378,978
Total	432,480,101	27,808,416	(225,331)	9,669	—	2,756,802	462,829,657

Accumulated amortization
Telecommunication licenses	98,511,899	7,416,434	(31)	—	—	718,278	106,646,580
Computer software	163,236,794	12,568,970	(115,424)	(117,361)	558,903	483,949	176,615,831
Transmission line software	2,031,398	6,400	—	—	—	(10,435)	2,027,363
Indefeasible right of usage	1,309,287	51,396	—	—	—	439	1,361,122
Brand name	3,632	—	—	—	—	6,239	9,871
Customer base	34,010	401	—	—	—	8,403	42,814
Subscriber acquisition cost	58,141,692	10,419,947	—	—	—	(7,533)	68,554,106
Electricity production license	179,803	57,663	—	78,096	—	(6,527)	309,035
Others	1,866,945	369,078	(10,317)	39,265	128	17,931	2,283,030
Total	325,315,460	30,890,289	(125,772)	—	559,031	1,210,744	357,849,752

Net book value	107,164,641	(3,081,873)	(99,559)	9,669	(559,031)	1,546,058	104,979,905

					Impairment	Effects of
	Balance at 1				expenses/	movements in	Balance at 31
Cost	January 2024	Additions	Disposals	Transfers	(reversals)	exchange rates	December 2024
Telecommunication licenses	129,086,912	1,343	(82,130)	—	—	18,817	129,024,942
Computer software	195,942,049	13,811,239	(43,107)	382,537	—	1,163,249	211,255,967
Transmission line software	1,990,425	1,465	(662)	—	—	22,629	2,013,857
Indefeasible right of usage	1,919,358	144,879	—	—	—	—	2,064,237
Brand name	20,350	—	—	—	—	(4,453)	15,897
Customer base	73,883	—	—	—	—	(8,854)	65,029
Goodwill	770,907	—	—	—	—	—	770,907
Subscriber acquisition cost	72,791,783	9,653,267	—	—	—	441,173	82,886,223
Electricity production license	1,262,381	—	—	—	—	(122,175)	1,140,206
Others	2,357,311	369,171	(2,603)	(46,977)	—	89,462	2,766,364
Construction in progress	495,555	384,488	(2,136)	(382,537)	—	(18,898)	476,472
Total	406,710,914	24,365,852	(130,638)	(46,977)	—	1,580,950	432,480,101

Accumulated amortization
Telecommunication licenses	90,877,046	7,446,046	(19,530)	—	—	208,337	98,511,899
Computer software	151,201,408	11,194,611	(13,683)	—	154,681	699,777	163,236,794
Transmission line software	1,971,530	42,044	—	—	—	17,824	2,031,398
Indefeasible right of usage	1,214,529	97,610	(1,792)	—	—	(1,060)	1,309,287
Brand name	18,547	—	—	—	—	(14,915)	3,632
Customer base	53,561	826	—	—	—	(20,377)	34,010
Subscriber acquisition cost	49,080,253	9,765,186	—	—	—	(703,747)	58,141,692
Electricity production license	99,108	57,171	—	—	—	23,524	179,803
Others	1,619,661	292,667	(2,309)	—	1,012	(44,086)	1,866,945
Total	296,135,643	28,896,161	(37,314)	—	155,693	165,277	325,315,460

Net book value	110,575,271	(4,530,309)	(93,324)	(46,977)	(155,693)	1,415,673	107,164,641